                            OppenheimerFunds, Inc.
                          Two World Financial Center
                              225 Liberty Street
                           New York, New York 10281

September 14, 2007

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:   Oppenheimer Portfolio Series Fixed Income Investor Fund;
      Initial Registration Statement
      File No. 811-22120; Reg. No. 333-________

To the Securities and Exchange Commission:

An electronic (EDGAR) filing is hereby made under the Securities Act of 1933
("1933 Act") and the Investment Company Act of 1940 ("1940 Act") on behalf of
Oppenheimer Portfolio Series Fixed Income Investor Fund ("Fund" or
"Registrant"), an investment company organized as a Massachusetts business trust.  This filing consists of the documents comprising the Registrant's initial registration statement on Form N-1A ("Registration Statement").

In connection with its filing on Form N-1A, pursuant to 1940 Act Release No.
IC-13768 (February 15, 1984), the Fund requests selective review of its
Registration Statement.  The Fund believes that selective review is proper because: (1) it employs investment objectives, policies and techniques that are similar to those of other funds in the OppenheimerFunds complex; and (2)
the Registration Statement contains disclosure that is not substantially different than the disclosure contained in one or more prior filings by funds in the OppenheimerFunds complex.

For purposes of this selective review, set forth below, as applicable, is a description of: (1) any material changes from a recent filing by Oppenheimer
Portfolio Series - Conservative Investor Fund, Moderate Investor Fund, Equity
Investor Fund, and Active Allocation Fund (Reg. Nos. 333-121449 and
811-21686) ("Oppenheimer Portfolio Series"), a registrant of the same type in the Oppenheimer fund complex; (2) any problem areas that in the Registrant's view warrant particular attention; (3) any new investment techniques, products, or methods of distribution covered by the filing; and (4) the identity of any prior filings, or portions thereof, that the Registrant considers similar to, or intends as precedent for, the current filing.

Securities and Exchange Commission Staff has reviewed the disclosure contained in the registration statement of Oppenheimer Portfolio Series and other funds in the OppenheimerFunds complex that are materially similar to relevant portions of the Fund's disclosure, and, except as set forth below, the Registration Statement is substantially similar in material respects to
Post-Effective Amendment No. 2 to the registration statement on Form N-1A of
Oppenheimer Portfolio Series, filed on May 25, 2007.  Differences between the
Fund and Oppenheimer Portfolio Series include the following:

      (1)  The Fund's investment objective is to seek to provide total return.  The Fund will be a fund of funds that, under normal market conditions, will seek to achieve its objectives by allocating assets in a diversified portfolio of underlying mutual funds that invest primarily in debt instruments.  The underlying fund options available to the Fund and their respective target weightings are different than those of other Oppenheimer Portfolio Series funds.  Such differences are detailed in the accompanying Prospectus and Statement of Additional
      Information.

      (2)  Under the Investment Advisory Agreement, the Manager would receive an advisory fee equal to 0.50% of the average annual net assets of the
      Fund, reduced by the amount of advisory fees paid to the Manager by the underlying funds relating to the Fund's assets invested in the underlying funds.

      (3)  The Officers and Trustees of the Fund are virtually identical to those of other Board II funds in the OppenheimerFunds complex, with the exception that the portfolio managers serving as officers are different and the Fund has been updated to reflect certain board member changes.

      (4)  The Fund's Registration Statement contains various nonmaterial disclosures that differ from those of Oppenheimer Portfolio Series.
      For example, the Registration Statement contains updated information on the number and identity of the Oppenheimer funds.

      (5)  Exhibits  included in Part C of the Fund's  Registration  Statement are similar in nature to those of Oppenheimer  Portfolio Series,  except that they may contain updated information.

      (6)  An audited Statement of Assets and Liabilities of the Fund, the consent of the Fund's independent auditors, and the Opinion of Counsel are not included in the Registration Statement, but will be added by amendment.

This filing contains a delaying amendment as indicated on the cover sheet, delaying the effectiveness of the Registration Statement until the Registrant files a further amendment which specifically states that this Registration
Statement shall become effective, or until such date as the Commission, acting pursuant to Section 8(a), shall determine.

In order to expedite review and achieve consistency, we request that you address any comments on this filing to:

      Nancy S. Vann
      Vice President & Associate Counsel
      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street, 16th Floor
      New York, New York 10281-1008
      212.323.5089 / nvann@oppenheimerfunds.com

Thank you for your attention to this matter.

Sincerely,

/s/ Carl A. Algermissen
-----------------------------
Carl A. Algermissen
Vice President & Associate Counsel

Enclosures

cc:   Vincent J. DiStefano, Esq., SEC
      Brian W. Wixted
      Robert G. Zack, Esq.
      Phillip S. Gillespie, Esq.
      Nancy S. Vann, Esq.
      Gloria J. LaFond
      Myer, Swanson, Adams & Wolf, P.C.